Assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) [abstract]
Net interest income		£ 9,845	£ 10,537	£ 10,608
Net fee and commission income		6,814	6,768	6,859
Net trading income		3,500	2,768	3,426
Net investment income		861	1,324	1,097
Other income		56	54	50
Total income		21,076	21,451	22,040
Credit impairment charges and other provisions		(2,336)	(2,373)	(1,762)
Net operating income		18,740	19,078	20,278
Staff costs		(8,560)	(9,423)	(8,853)
Administration and general expenses		(3,247)	(2,917)	(2,983)
Operating expenses		(15,456)	(16,338)	(18,536)
Share of post-tax results of associates and joint ventures		70	70	41
Profit (loss) before tax		3,541	3,230	1,146
Taxation		(2,240)	(993)	(1,149)
(Loss)/Profit after tax		(894)	2,828	623
Profit (loss), attributable to [abstract]
Equity holders of the parent		(1,283)	2,080	(49)
Non-controlling interests		389	748
Profit (loss) after tax		(894)	2,828	£ 623
Barclay's Africa Banking Group Limited (BAGL) [member]
Profit (loss) [abstract]
Net interest income		1,024	2,169
Net fee and commission income		522	1,072
Net trading income		149	281
Net investment income		30	45
Other income		(16)	8
Total income net of insurance claims		1,870	3,937
Net claims and benefits incurred on insurance contracts		(84)	(191)
Total income		1,786	3,746
Credit impairment charges and other provisions		(177)	(445)
Net operating income		1,609	3,301
Staff costs		(586)	(1,186)
Administration and general expenses	[1]	(1,634)	(1,224)
Operating expenses		(2,220)	(2,410)
Share of post-tax results of associates and joint ventures		5	6
Profit (loss) before tax		(606)	897
Taxation		(154)	(306)
(Loss)/Profit after tax	[2]	(760)	591
Profit (loss), attributable to [abstract]
Equity holders of the parent		(900)	189
Non-controlling interests		140	402
Profit (loss) after tax	[2]	£ (760)	£ 591

[1]	Includes impairment of £ 1,090 m (2016: £ nil )
[2]	Total loss in respect of the discontinued operation was £ 2,195 m which included the £ 60 m loss on sale and £ 1,375 m loss on recycling of other comprehensive loss on reserves.